Borrowings and debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Short-Term Borrowings	$ 1,573,663	$ 1,975,174
Short-Term, Debt	22,000	45,930
Short-Term, Lease Liabilities	1,145
Long-term, Borrowings	721,963	883,594
Long-term Debt	800,770	613,748
Long-term, Lease Liabilities	18,769
Borrowings and debt, net	3,138,310	3,518,446
Borrowings Principal [Member]
Short-Term Borrowings	1,573,663	1,975,174
Short-Term, Debt	22,000	45,930
Short-Term, Lease Liabilities	1,145	0
Long-term, Borrowings	723,419	886,384
Long-term Debt	802,676	614,505
Long-term, Lease Liabilities	18,769	0
Borrowings and debt, net	3,141,672	3,521,993
Prepaid commissions [member]
Short-Term Borrowings	0	0
Short-Term, Debt	0	0
Short-Term, Lease Liabilities	0	0
Long-term, Borrowings	(1,456)	(2,790)
Long-term Debt	(1,906)	(757)
Long-term, Lease Liabilities	0	0
Borrowings and debt, net	(3,362)	(3,547)
Fixed interest rate [member]
Short-Term Borrowings	607,500	695,500
Short-Term, Debt	22,000	2,700
Floating interest rate [member]
Short-Term Borrowings	966,163	1,279,674
Short-Term, Debt	$ 0	$ 43,230